As filed with the Securities and Exchange Commission on April 30, 2013

File Nos.
033-41340
811-06336

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	45 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	47 [X]

FRANKLIN TEMPLETON INTERNATIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement on Form N-1A relates to the prospectus and statement of additional information of Franklin India Growth Fund and Templeton Foreign Smaller Companies Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

191 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

OF

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Templeton Foreign Smaller Companies Fund)

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.        The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1.       The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.96%	0.96%	0.96%	0.96%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.44%	0.44%	0.21%	0.44%
Total annual Fund operating expenses	1.65%	2.40%	1.17%	1.40%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$733	$1,065	$1,420	$2,417
Class C	$343	$748	$1,280	$2,736
Class R6	$119	$371	$643	$1,419
Advisor Class	$143	$443	$766	$1,680
If you do not sell your shares:
Class C	$243	$748	$1,280	$2,736

1

III.       The following is added to the “Fund Summary – “Performance” section beginning on page 5:

Best Quarter:	Q2'09	41.51%
Worst Quarter:	Q4'08	-31.09%
As of March 31, 2013, the Fund's year-to-date return was 7.43%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

IV.       The “Fund Details – Management – Special Servicing Agreement” section on page 17 is deleted in its entirety.

V.        The first paragraph and table of the “Fund Details – Your Account - Choosing a Share Class” section on page 25 are replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors – Advisor Class”
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

2

VI.       The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 29 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

VII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 25:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

VIII. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 46:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

IX.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section on page 59 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

141 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

OF

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer 4 classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.            The “Fund Summary”  – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	1.30%	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.28%	1.00%	None	None
Other expenses[1,2]	0.63%	0.63%	0.44%	0.63%
Total annual Fund operating expenses	2.21%	2.93%	1.74%	1.93%
Fee waiver and/or expense reimbursement[3]	-0.53%	-0.53%	-0.53%	-0.53%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.68%	2.40%	1.21%	1.40%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the Fund’s prospectus. Total annual Fund operating expenses are not affected by such bundling.

2.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that the common expenses (including the expenses of the Portfolio (as defined below) but excluding Rule 12b‑1 fees) for each class of the Fund do not exceed 1.40% (other than certain non-routine expenses) until February 28, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 736	$ 1,178	$ 1,646	$ 2,934
Class C	$ 343	$ 857	$ 1,496	$ 3,214
Class R6	$ 123	$ 495	$ 891	$ 2,002
Advisor Class	$ 143	$ 555	$ 993	$ 2,211
If you do not sell your shares:
Class C	$ 243	$ 857	$ 1,496	$ 3,214

III.          The following is added to the “Fund Summary – “Performance” section beginning on page 7:

Best Quarter:	Q2'09	50.42%
Worst Quarter:	Q3'11	-17.45%
As of March 31, 2013, the Fund's year-to-date return was -2.97%.

Performance information for Class R6 shares are not shown because it had not commenced operations as of the date of this prospectus.

IV.          The “Fund Details – Management” section beginning on page 21 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder, as approved by the board of trustees.  As of such date, the Fund’s investment management fee became:

•         1.30% of the value of net assets up to and including $1 billion;

•         1.25% of the value of net assets over $1 billion up to and including $5 billion;

•         1.20% of the value of net assets over $5 billion up to and including $10 billion;

•         1.15% of the value of net assets over $10 billion up to and including $15 billion;

•         1.10% of the value of net assets over $15 billion up to and including $20 billion; and

•         1.05% of the value of net assets over $20 billion.

Franklin Advisers and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.40%  except for Class R6 which cannot exceed 1.21% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until February 28, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended October 31, 2012, Franklin Advisers and the Fund’s administrator have agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.40% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until February 28, 2014. The management fees before and after such waivers for the fiscal year ended October 31, 2012, were 1.10% and 0.77%, respectively.

V. The “Fund Details – Management – Special Servicing Agreement” section on page 23 is deleted in its entirety.

VI.          The first paragraph and the table of the “Fund Details – Your Account – Choosing a Share Class” section beginning on page 32 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors – Advisor Class” below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

VII.         The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 36 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

VIII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 32:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

IX. The “Fund Details – Your Account – Exchanging Shares” section beginning on page 52 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

X.            The second paragraph under the “Fund Details – Your Account –Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section on page 65 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

191 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2013
OF

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Templeton Foreign Smaller Companies Fund)

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 28 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 39 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class.  The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Foreign Smaller Companies Fund - Class A
  Templeton Foreign Smaller Companies Fund - Class C
  Templeton Foreign Smaller Companies Fund - Class R6
  Templeton Foreign Smaller Companies Fund - Advisor Class

IV. The seventh paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 40 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in others funds in Franklin Templeton Investments.

V. The first paragraph under “Buying and Selling Shares – Initial sales charges” on page 40 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VI. The second paragraph under the section entitled “The Underwriter,” on page 46 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

141 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2013
OF
FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth

The statement of additional information is amended as follows:

I.             The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.            The fourth paragraph under “Management and Other Services – Shareholder servicing and transfer agent” beginning on page 33 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III.          The first paragraph under “Management and Other services – Management fees” section beginning on page 30 is replaced with the following:

 Prior to From May 1, 2013, the Fund paid the investment manager a fee equal to an annual rate of:

•         1.10% of the value of net assets up to and including $1 billion;

•         1.05% of the value of net assets over $1 billion up to and including $5 billion;

•         1.00% of the value of net assets over $5 billion up to and including $10 billion;

•         0.95% of the value of net assets over $10 billion up to and including $15 billion;

•         0.90% of the value of net assets over $15 billion up to and including $20 billion; and

•         0.85% of the value of net assets over $20 billion.

Effective May 1, 2013, the Fund pays the investment manager a fee equal to an annual rate of:

•         1.30% of the value of net assets up to and including $1 billion;

•         1.25% of the value of net assets over $1 billion up to and including $5 billion;

•         1.20% of the value of net assets over $5 billion up to and including $10 billion;

•         1.15% of the value of net assets over $10 billion up to and including $15 billion;

•         1.10% of the value of net assets over $15 billion up to and including $20 billion; and

•         1.05% of the value of net assets over $20 billion.

IV.          The first paragraph under “Management and Other Services – Administrator and services provided” section beginning on page 32 is revised as follows:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

V.            The first and second paragraphs under “Management and Other Services – Administration fees” section beginning on page 32 is revised as follows:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund’s average daily net assets.

For the last three fiscal years ended October 31, FT Services was paid the following administration fees:

Administration Fees Paid ($)[1]
2012	0
2011	0
2010	0

1. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees before any advanced waiver totaled $150,572, $190,271 and $165,774, respectively. Under an agreement by the administrator to limit its fees, the Fund paid administration fees shown.

VI.          The second paragraph under “Organization, Voting Rights and Principal Holders” on page 44 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin India Growth Fund – Class A
  Franklin India Growth Fund – Class C
  Franklin India Growth Fund – Class R6
  Franklin India Growth  Fund – Advisor Class

VII.         The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” on page 45 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Fund, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Michael A. Krupka 2006 Investment TR Michael A. Krupka TRSTE 7 Bennington Road Lexington, MA 02421-5605	Advisor	11.68

Emerging Markets Beta LP C/O Bain Capital LLC John Hancock Tower 200 Clarendon St. Boston, MA 02116-5052	Advisor	6.43

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VIII.       The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 45 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

IX.          The first paragraph of the “Buying and Selling Shares – Initial sales charges” section beginning on page 45 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

X.            The second paragraph under the section entitled “The Underwriter,” beginning on page 51 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FILE NOS.033-41340 & 811-06336

PART C

OTHER INFORMATION

Item 28.    Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)		Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Templeton International Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: September 27, 2007

(b)		By-laws

(i)

Amended and Restated By-Laws of Franklin Templeton International Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: September 27, 2007

(c)		Instruments Defining Rights of Security Holders

(i)

Amended and Restated Agreement and Declaration of Trust

(a)  Article III, Shares

(b)  Article V, Shareholders’ voting Powers and Meetings

(c)  Article VI, Net Asset Value; Distributions; Redemptions; Transfer

(d)  Article VIII, Certain Transactions: Section 4

(e)  Article X, Miscellaneous: Section 4

(ii)

Amended and Restated By-Laws

(a)  Article II, Meetings of Shareholders

(b)  Article VI, Records and Reports: Section 1, 2 and 3

(c)  Article VII, General Matters: Section 3, 4, 6 and 7

(d)  Article VIII, Amendment: Section 1

	(iii)	Part B, Statement of Additional Information – Item 22

(d)		Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin Templeton Investments Corp. dated January 4, 2008

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 26, 2009

(ii)

Investment Management Agreement between Registrant on behalf of Franklin India Growth Fund and Franklin Advisers, Inc. dated January 31, 2008

Filing: Post-Effective Amendment No. 28 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 26, 2008

(iii)

Amendment dated May 1, 2011 to Investment Management Agreement dated January 31, 2008 between Registrant on behalf of Franklin India Growth Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(iv)

Subadvisory Agreement on behalf of Franklin India Growth Fund, between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited dated January 31, 2008

Filing: Post-Effective Amendment No. 28 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 26, 2008

(v)

Subadvisory Agreement on behalf of Templeton Foreign Smaller Companies Fund, between Franklin Templeton Investments Corp. and Templeton Investment Counsel, LLC dated January 4, 2008

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 26, 2009

(vi)

Investment Management Agreement between Registrant on behalf of Franklin World Perspectives Fund and Franklin Advisers, Inc. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(vii)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(viii)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(ix)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(x)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investment Trust Management Co., Ltd. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(xi)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Japan Limited dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(xii)

Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investimentos (Brasil) Ltda. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(xiii)

Investment Management Agreement between Registrant on behalf of Franklin Templeton Global Allocation Fund and Franklin Advisers, Inc. dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xiv)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Franklin Mutual Advisers, LLC dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xv)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xvi)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Templeton Institutional, LLC and Franklin Templeton Investment Management Limited dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xvii)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Asset Management Limited dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xviii)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Global Advisors Limited dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xix)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xx)

Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Pelagos Capital Management, LLC dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(e)		Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 43 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 27, 2013

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 31 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: September 29, 2010

(f)		Bonus or Profit Sharing Contracts

Not Applicable

(g)		Custodian Agreements

(i)

Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and JPMorgan Chase Bank dated July 28, 1995

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 27, 2003

(ii)

Amendment dated July 24, 1996 to Custody Agreement dated July 28, 1995 between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and JPMorgan Chase Bank

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 2, 1998

(iii)

Amendment dated as of May 1, 2001, to the Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and JPMorgan Chase Bank

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 26, 2002

(iv)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 2, 1998

(v)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 11, 2008

(vi)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 11, 2008

(vii)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(viii)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 11, 2008

	(ix)	Amendment dated April 9, 2013 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

(x)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 11, 2008

	(xi)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

(xii)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xiii)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: January 11, 2008

(xiv)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(h)		Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated April 17, 2012 between Franklin Templeton Investments Corp., on behalf of Templeton Foreign Smaller Companies Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 43 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 27, 2013

(ii)

Amended and Restated Fund Administration Agreements between Registrant, on behalf of Franklin India Growth Fund and Franklin Templeton Services, LLC dated April 17, 2012

Filing: Post-Effective Amendment No. 41 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: September 27, 2012

(iii)

Amended and Restated Fund Administration Agreement between Registrant, on behalf of Franklin World Perspectives Fund and Franklin Templeton Services, LLC dated April 17, 2012

Filing: Post-Effective Amendment No. 41 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: September 27, 2012

(iv)

Amended and Restated Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin Templeton Services, LLC dated April 17, 2012

Filing: Post-Effective Amendment No. 41 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: September 27, 2012

(i)		Legal Opinion

(i)

Opinion and Consent of Counsel dated December 14, 1998 (Templeton Foreign Smaller Companies Fund)

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 1998

(ii)

Opinion and Consent of Counsel dated July 28, 2011 (Franklin Templeton Global Allocation Fund)

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: July 29, 2011

(j)		Other Opinions

Not Applicable

(k)		Omitted Financial Statements

Not Applicable

(l)		Initial Capital Agreements

	(i)	Letter of Understanding dated September 10, 1991 Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A File No. 033-41340 Filing Date: December 29, 1995

(m)		Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin India Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 2009

(ii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin India Growth Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 2009

(iv)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 2009

(v)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of and Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: December 30, 2009

(vi)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(vii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(viii)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(ix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(x)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(xi)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(n)		Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan for Templeton Foreign Smaller Companies Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 43 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 27, 2013

(ii)

Amended and Restated Multiple Class Plan for Franklin India Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 43 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 27, 2013

(iii)

Multiple Class Plan for Franklin World Perspectives Fund dated October 19, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-41340

Filing Date: February 25, 2011

(iv)

Multiple Class Plan for Franklin Templeton Global Allocation Fund dated July 14, 2011

Filing: Post-Effective Amendment No. 39 to Registrant Statement on Form N-1A

File No. 033-41340

Filing Date: February 24, 2012

(p)		Code of Ethics

	(i)	Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 41 to Registrant Statement on Form N-1A File No. 033-41340 Filing Date: September 27, 2012

(q)		Power of Attorney

	(i)	Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 41 to Registrant Statement on Form N-1A File No. 033-41340 Filing Date: September 27, 2012

Item 29.    Persons Controlled by or Under Common Control with the Fund

Franklin Templeton Global Allocation Fund, a series of the Registrant, wholly owns and controls GAF Holdings Corporation (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the Franklin Templeton Global Allocation Fund’s annual and semi-annual reports to shareholders.

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, the Registrant’s investment manager, also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

b) Franklin Templeton Investments Corp. (FTIC)

FTIC is an indirect, wholly-owned subsidiary of Resources. The officers and directors of FTIC also serve as officers and/or directors or trustees for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

c) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly-owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

d) Franklin Templeton Asset Management (India) Private Limited (FT India)

FT India is an indirect, wholly-owned subsidiary of Resources. The officers and directors of FT India also serve as officers and directors for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT India (SEC File 801-68606), incorporated herein by reference, which sets forth the officers and directors of FT India and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

e) Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)

FTI Brasil is an indirect, wholly-owned subsidiary of Resources. The officers and directors of FTI Brasil also serve as officers and directors for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FTI Brasil (SEC File 801-71881), incorporated herein by reference, which sets forth the officers and directors of FTI Brasil and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

f) Franklin Templeton Investment Management Limited (FT Europe)

FT Europe is an indirect, wholly-owned subsidiary of Resources. The officers and directors of FT Europe also serve as officers and directors for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Europe (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FT Europe and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

g)   Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)

FT Korea is an indirect, wholly-owned subsidiary of Resources. The officers and directors of FT Korea also serve as officers and directors for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Korea (SEC File 801-71877), incorporated herein by reference, which sets forth the officers and directors of FT Korea and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

h) Franklin Templeton Investments Japan Limited (FT Japan)

FT Japan is an indirect, wholly owned subsidiary of Resources. The officers and directors of FT Japan also serve as officers and directors for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Japan (SEC File 801-71880), incorporated herein by reference, which sets forth the officers and directors of FT Japan and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

i)   Franklin Mutual Advisers, LLC (Mutual Advisers)

Mutual Advisers is an indirect, wholly-owned subsidiary of Resources. The officers of Mutual Advisers also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which sets forth the officers of Mutual Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

j) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

k) Templeton Global Advisors Limited (TGAL)

TGAL is an indirect, wholly-owned subsidiary of Resources. The officers and directors of TGAL also serve as officers and/or directors for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

l) Templeton Asset Management Limited (TAML)

TAML is an indirect, wholly-owned subsidiary of Resources. The officers and directors of TAML also serve as officers and/or directors for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

m) Pelagos Capital Management, LLC (Pelagos)

Franklin Templeton Institutional, LLC, an indirect subsidiary of Resources, has an ownership position in Pelagos. For additional information please see Part B and Schedules A and D of Form ADV of Pelagos (SEC File 801-69056), incorporated herein by reference, which set forth the officers of Pelagos and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

GAF Holdings Corporation undertakes that it will maintain a set of its books and records at an office located within the U.S., and the SEC and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder.

GAF Holdings Corporation undertakes that it will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court and that it will consent to the jurisdiction of the United States courts and the SEC over it.

The Registrant hereby undertakes, on behalf of the Franklin Templeton Global Allocation Fund, to cause its wholly owned subsidiary to be organized under the laws of the Cayman Islands, to consent to service of process by the Securities and Exchange Commission and to the examination of its books and records by the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940,as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of April, 2013.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Registrant)

By:   /s/KAREN L. SKIDMORE_________

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: April 29, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: April 29, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: April 29, 2013

Harris J. Ashton* Harris J. Ashton	Trustee Dated: April 29, 2013

Sam Ginn*	Trustee
Sam Ginn	Dated: April 29, 2013

Edith E. Holiday* Edith E. Holiday	Trustee Dated: April 29, 2013

Charles B. Johnson* Charles B. Johnson	Trustee Dated: April 29, 2013

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: April 29, 2013

J. Michael Luttig* J. Michael Luttig	Trustee Dated: April 29, 2013

Frank A. Olson*	Trustee
Frank A. Olson	Dated: April 29, 2013

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: April 29, 2013

John B. Wilson*	Trustee
John B. Wilson	Dated: April 29, 2013

*By   /s/KAREN L. SKIDMORE_______________

Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney previously herewith)

FRANKLIN TEMPLETON INTERNATIONAL TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Amended and Restated Agreement and Declaration of Trust of Franklin Templeton International Trust dated May 21, 2007	*

EX-99.(b)(i)	Amended and Restated By-Laws of Franklin International Trust dated May 27, 2007	*

EX-99.(d)(i)	Investment Management Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin Templeton Investments Corp. dated January 4, 2008	*

EX-99.(d)(ii)	Investment Management Agreement between Registrant, on behalf of Franklin India Growth Fund, and Franklin Advisers, Inc. dated January 31, 2008	*

EX-99.(d)(iii)	Amendment dated May 1, 2011 to Investment Management Agreement dated January 31, 2008 between Registrant on behalf of Franklin India Growth Fund and Franklin Advisers, Inc.	*

EX-99.(d)(iv)	Subadvisory Agreement on behalf of Franklin India Growth Fund, between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited dated January 31, 2008	*

EX-99.(d)(v)	Subadvisory Agreement on behalf of Templeton Foreign Smaller Companies Fund, between Franklin Templeton Investments Corp. and Templeton Investment Counsel, LLC dated January 4, 2008	*

EX-99.(d)(vi)	Investment Management Agreement between Registrant on behalf of Franklin World Perspectives Fund and Franklin Advisers, Inc. dated December 13, 2010	*

EX-99.(d)(vii)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated December 13, 2010	*

EX-99.(d)(viii)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated December 13, 2010	*

EX-99.(d)(ix)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited dated December 13, 2010	*

EX-99.(d)(x)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investment Trust Management Co., Ltd. dated December 13, 2010	*

EX-99.(d)(xi)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investment Japan Limited dated December 13, 2010	*

EX-99.(d)(xii)	Subadvisory Agreement on behalf of Franklin World Perspectives Fund, between Franklin Advisers, Inc. and Franklin Templeton Investimentos (Brasil) Ltda. dated December 13, 2010	*

EX-99.(d)(xiii)	Investment Management Agreement between Registrant on behalf of Franklin Templeton Global Allocation Fund and Franklin Advisers, Inc. dated August 1, 2011	*

EX-99.(d)(xiv)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Franklin Mutual Advisers, LLC dated August 1, 2011	*

EX-99.(d)(xv)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated August 1, 2011	*

EX-99.(d)(xvi)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Templeton Institutional, LLC and Franklin Templeton Investment Management Limited dated August 1, 2011	*

EX-99.(d)(xvii)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Asset Management Limited dated August 1, 2011	*

EX-99.(d)(xviii)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Global Advisors Limited dated August 1, 2011	*

EX-99.(d)(xix)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC dated August 1, 2011	*

EX-99.(d)(xx)	Subadvisory Agreement on behalf of Franklin Templeton Global Allocation Fund, between Franklin Advisers, Inc. and Pelagos Capital Management, LLC dated August 1, 2011	*

EX-99.(e)(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers dated May 1, 2010	*

EX-99.(g)(i)	Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and JPMorgan Chase Bank dated July 28, 1995	*

EX-99.(g)(ii)	Amendment dated July 24, 1996 to Custody Agreement dated July 28, 1995 between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and JPMorgan Chase Bank	*

EX-99.(g)(iii)	Amendment dated as of May 1, 2001 to the Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and JPMorgan Chase Bank	*

EX-99.(g)(iv)	Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vii)	Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996	*

EX-99.(g)(viii)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ix)	Amendment dated April 9, 2013 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996	Attached

EX-99.(g)(x)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(xi)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(xii)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001	*

EX-99.(g)(xiii)	Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xiv)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)

Amended and Restated Subcontract for Fund Administrative Services dated April 17, 2012 between Franklin Templeton Investments Corp. on behalf of Templeton Foreign Smaller Companies Fund and Franklin Templeton Services, LLC

*

EX-99.(h)(ii)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin India Growth Fund and Franklin Templeton Services, LLC dated April 17, 2012	*

EX-99.(h)(iii)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin Templeton Services, LLC dated April 17, 2012	*

EX-99.(h)(iv)	Amended and Restated Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin Templeton Services, LLC dated April 17, 2012	*

EX-99.(i)(i)	Opinion and Consent of Counsel dated December 14, 1998 (Templeton Foreign Smaller Companies Fund)	*

Ex-99.(i)(ii)	Opinion and Consent of Counsel dated July 28, 2011 (Franklin Templeton Global Allocation Fund)	*

EX-99.(l)(i)	Letter of Understanding dated September 10, 1991	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin India Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin India Growth Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009	*

EX-99.(m)(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(iv)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(m)(v)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of and Templeton Foreign Smaller Companies Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(m)(vi)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010	*

EX-99.(m)(vii)	Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010	*

EX-99.(m)(viii)	Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin World Perspectives Fund and Franklin/Templeton Distributors, Inc. dated December 13, 2010	*

EX-99.(m)(ix)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011	*

EX-99.(m)(x)	Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011	*

EX-99.(m)(xi)	Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Templeton Global Allocation Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2011	*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan for Templeton Foreign Smaller Companies Fund dated December 6, 2012	*

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan for Franklin India Growth Fund dated December 6, 2012	*

EX-99.(n)(iii)	Multiple Class Plan for Franklin World Perspectives Fund dated October 19, 2010	*

EX-99.(n)(iv)	Multiple Class Plan for Franklin Templeton Global Allocation Fund dated July 14, 2011	*

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Powers of Attorney dated April 30, 2012	*

* Incorporated by Reference